Schedule of investments
Nomura Growth and Income Fund
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 93.74%♣
Communication Services — 5.87%
Alphabet Class A	59,491	$ 21,260,299
AT&T	1,641,732	33,983,852
Comcast Class A	1,065,772	26,164,703
Verizon Communications	1,365,161	57,800,917
		139,209,771
Consumer Discretionary — 7.89%
Amazon.com †	233,727	55,706,493
Booking Holdings	104,807	18,680,800
BorgWarner	292,609	19,429,238
Dillard's Class A	29,096	15,374,908
Macy's	1,216,955	28,659,290
TJX	324,693	49,190,990
		187,041,719
Consumer Staples — 6.13%
Altria Group	778,520	56,014,514
Philip Morris International	435,704	78,823,211
Smithfield Foods	433,744	10,522,629
		145,360,354
Energy — 9.69%
Chevron	378,034	62,662,916
ConocoPhillips	292,542	30,412,666
Expand Energy	134,953	12,306,364
Exxon Mobil	613,846	83,925,025
HF Sinclair	456,961	31,827,334
Marathon Petroleum	33,163	8,478,784
		229,613,089
Financials — 22.54%
Bank of New York Mellon	40,192	5,812,165
Capital One Financial	123,963	24,869,457
Citigroup	643,116	90,010,516
CME Group	121,747	26,885,390
Evercore Class A	45,053	15,382,896
F&G Annuities & Life	24,807	659,618
Invesco	2,673,816	70,562,004
Old Republic International	246,834	10,100,447
OneMain Holdings	635,047	38,718,816
PNC Financial Services Group	101,555	25,004,872
Popular	403,298	66,213,466
Rithm Capital	822,466	7,722,956
Synchrony Financial	106,885	8,128,604
TPG	453,237	18,378,760
Truist Financial	1,085,593	54,084,243
Wells Fargo & Co.	702,995	58,095,507
Western Union	1,775,214	13,669,148
		534,298,865
Healthcare — 16.99%
AbbVie	102,957	25,908,099
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Bristol-Myers Squibb	1,225,659	$ 70,622,472
Cardinal Health	32,032	7,609,522
CVS Health	811,646	83,964,779
Gilead Sciences	594,790	75,145,769
McKesson	72,607	54,861,849
Merck & Co.	406,147	52,189,889
Pfizer	1,339,963	32,266,309
		402,568,688
Industrials — 7.20%
Comfort Systems USA	28,592	56,667,914
General Dynamics	55,732	19,742,504
Johnson Controls International	99,638	14,558,108
Lockheed Martin	22,253	11,337,013
ManpowerGroup	403,333	13,620,556
Trane Technologies	27,252	13,385,092
United Parcel Service Class B	383,802	41,258,715
		170,569,902
Information Technology — 14.86%
Accenture Class A	162,571	20,230,335
Apple	257,493	74,508,175
Cisco Systems	982,618	115,418,310
Lam Research	63,843	27,665,087
Micron Technology	23,775	27,443,245
Microsoft	94,111	35,105,285
Salesforce	35,935	5,629,577
Sandisk †	5,969	13,571,894
Western Digital	50,952	32,544,062
		352,115,970
Materials — 2.57%
AngloGold Ashanti	73,871	5,975,425
Newmont	588,005	54,919,667
		60,895,092
Total Common Stocks (cost $1,805,631,973)		2,221,673,450

Short-Term Investments — 6.11%
Money Market Mutual Funds — 6.11%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	36,183,423	36,183,423
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	36,183,422	36,183,422
NQ- FI1 [0626] 0826 (5831246)    1

Schedule of investments
Nomura Growth and Income Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	36,183,422	$ 36,183,422
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	36,183,423	36,183,423
Total Short-Term Investments (cost $144,733,690)		144,733,690

Total Value of Securities—99.85% (cost $1,950,365,663)		2,366,407,140
Receivables and Other Assets Net of Liabilities—0.15%		3,573,864
Net Assets Applicable to 119,991,300 Shares Outstanding—100.00%		$2,369,981,004

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

2    NQ- FI1 [0626] 0826 (5831246)